Offerings - Offering: 1	Sep. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Secondary Offering by Selling Shareholders Common Stock, no par
Amount Registered | shares	476,149
Proposed Maximum Offering Price per Unit	0.74
Maximum Aggregate Offering Price	$ 352,350.26
Fee Rate	0.01531%
Amount of Registration Fee	$ 53.94
Offering Note	The offering reflects the number of shares of common stock that the selling shareholders may offer for resale from time to time pursuant to this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, this registration statement also covers any additional number of shares of common stock issuable upon stock splits, stock dividends, dividends or other distributions, recapitalizations or similar events with respect to the shares of common stock being registered pursuant to this registration statement.

The Proposed Maximum Offering Price per share and the Estimated Proposed Maximum Aggregate Offering Price were based off of an assumed offering price of $0.74 per share, or the most recent price that the same class of securities were sold to investors for cash in accordance with Rule 457.